Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Index Funds
Entity Central Index Key	0000036405
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000096110 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VEMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Industrials, financials, and health care contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	11.42%	6.21%	11.03%
S&P Completion Index	11.32%	6.06%	10.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 82,116,000,000
Holdings Count | Holding	3,402
Advisory Fees Paid, Amount	$ 1,712,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$82,116
Number of Portfolio Holdings	3,402
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$1,712

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Communication Services	4.0%
Consumer Discretionary	10.3%
Consumer Staples	2.6%
Energy	3.6%
Financials	16.3%
Health Care	14.2%
Industrials	19.1%
Information Technology	18.3%
Materials	4.2%
Real Estate	5.3%
Utilities	2.0%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007781 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Institutional Shares
Trading Symbol	VIEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Industrials, financials, and health care contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	11.42%	6.20%	11.02%
S&P Completion Index	11.32%	6.06%	10.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 82,116,000,000
Holdings Count | Holding	3,402
Advisory Fees Paid, Amount	$ 1,712,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$82,116
Number of Portfolio Holdings	3,402
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$1,712

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Communication Services	4.0%
Consumer Discretionary	10.3%
Consumer Staples	2.6%
Energy	3.6%
Financials	16.3%
Health Care	14.2%
Industrials	19.1%
Information Technology	18.3%
Materials	4.2%
Real Estate	5.3%
Utilities	2.0%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007780 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VEXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Industrials, financials, and health care contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	11.42%	6.19%	11.01%
S&P Completion Index	11.32%	6.06%	10.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 82,116,000,000
Holdings Count | Holding	3,402
Advisory Fees Paid, Amount	$ 1,712,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$82,116
Number of Portfolio Holdings	3,402
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$1,712

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Communication Services	4.0%
Consumer Discretionary	10.3%
Consumer Staples	2.6%
Energy	3.6%
Financials	16.3%
Health Care	14.2%
Industrials	19.1%
Information Technology	18.3%
Materials	4.2%
Real Estate	5.3%
Utilities	2.0%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007782 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	ETF Shares
Trading Symbol	VXF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Industrials, financials, and health care contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	11.41%	6.19%	11.01%
ETF Shares Market Price	11.40%	6.19%	11.01%
S&P Completion Index	11.32%	6.06%	10.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 82,116,000,000
Holdings Count | Holding	3,402
Advisory Fees Paid, Amount	$ 1,712,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$82,116
Number of Portfolio Holdings	3,402
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$1,712

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Communication Services	4.0%
Consumer Discretionary	10.3%
Consumer Staples	2.6%
Energy	3.6%
Financials	16.3%
Health Care	14.2%
Industrials	19.1%
Information Technology	18.3%
Materials	4.2%
Real Estate	5.3%
Utilities	2.0%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007779 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Investor Shares
Trading Symbol	VEXMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Industrials, financials, and health care contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	11.26%	6.05%	10.87%
S&P Completion Index	11.32%	6.06%	10.89%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 82,116,000,000
Holdings Count | Holding	3,402
Advisory Fees Paid, Amount	$ 1,712,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$82,116
Number of Portfolio Holdings	3,402
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$1,712

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Communication Services	4.0%
Consumer Discretionary	10.3%
Consumer Staples	2.6%
Energy	3.6%
Financials	16.3%
Health Care	14.2%
Industrials	19.1%
Information Technology	18.3%
Materials	4.2%
Real Estate	5.3%
Utilities	2.0%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007791 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Index Fund
Class Name	Investor Shares
Trading Symbol	VIMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The majority of the benchmark’s industry sectors posted positive returns for the 12 months. Utilities, telecommunications, technology, and real estate contributed most to results. Basic materials and consumer discretionary detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	11.53%	8.47%	10.78%
CRSP US Mid Cap Index	11.70%	8.62%	10.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 199,156,000,000
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 3,602,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$199,156
Number of Portfolio Holdings	297
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$3,602

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	2.7%
Consumer Discretionary	15.5%
Consumer Staples	5.0%
Energy	6.6%
Financials	13.8%
Health Care	7.9%
Industrials	19.5%
Real Estate	5.6%
Technology	13.3%
Telecommunications	0.9%
Utilities	8.9%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007794 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Index Fund
Class Name	ETF Shares
Trading Symbol	VO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The majority of the benchmark’s industry sectors posted positive returns for the 12 months. Utilities, telecommunications, technology, and real estate contributed most to results. Basic materials and consumer discretionary detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	11.68%	8.61%	10.92%
ETF Shares Market Price	11.62%	8.61%	10.92%
CRSP US Mid Cap Index	11.70%	8.62%	10.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 199,156,000,000
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 3,602,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$199,156
Number of Portfolio Holdings	297
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$3,602

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	2.7%
Consumer Discretionary	15.5%
Consumer Staples	5.0%
Energy	6.6%
Financials	13.8%
Health Care	7.9%
Industrials	19.5%
Real Estate	5.6%
Technology	13.3%
Telecommunications	0.9%
Utilities	8.9%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007792 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VIMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The majority of the benchmark’s industry sectors posted positive returns for the 12 months. Utilities, telecommunications, technology, and real estate contributed most to results. Basic materials and consumer discretionary detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	11.67%	8.60%	10.91%
CRSP US Mid Cap Index	11.70%	8.62%	10.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 199,156,000,000
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 3,602,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$199,156
Number of Portfolio Holdings	297
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$3,602

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	2.7%
Consumer Discretionary	15.5%
Consumer Staples	5.0%
Energy	6.6%
Financials	13.8%
Health Care	7.9%
Industrials	19.5%
Real Estate	5.6%
Technology	13.3%
Telecommunications	0.9%
Utilities	8.9%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007793 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The majority of the benchmark’s industry sectors posted positive returns for the 12 months. Utilities, telecommunications, technology, and real estate contributed most to results. Basic materials and consumer discretionary detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	11.67%	8.61%	10.92%
CRSP US Mid Cap Index	11.70%	8.62%	10.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 199,156,000,000
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 3,602,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$199,156
Number of Portfolio Holdings	297
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$3,602

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	2.7%
Consumer Discretionary	15.5%
Consumer Staples	5.0%
Energy	6.6%
Financials	13.8%
Health Care	7.9%
Industrials	19.5%
Real Estate	5.6%
Technology	13.3%
Telecommunications	0.9%
Utilities	8.9%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000096111 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VMCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The majority of the benchmark’s industry sectors posted positive returns for the 12 months. Utilities, telecommunications, technology, and real estate contributed most to results. Basic materials and consumer discretionary detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	11.69%	8.62%	10.94%
CRSP US Mid Cap Index	11.70%	8.62%	10.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 199,156,000,000
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 3,602,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$199,156
Number of Portfolio Holdings	297
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$3,602

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	2.7%
Consumer Discretionary	15.5%
Consumer Staples	5.0%
Energy	6.6%
Financials	13.8%
Health Care	7.9%
Industrials	19.5%
Real Estate	5.6%
Technology	13.3%
Telecommunications	0.9%
Utilities	8.9%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000096112 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VSCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and financials contributed the most to the index's return. Consumer discretionary and consumer staples detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	8.86%	7.37%	10.45%
CRSP US Small Cap Index	8.82%	7.31%	10.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 162,340,000,000
Holdings Count | Holding	1,328
Advisory Fees Paid, Amount	$ 2,917,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$162,340
Number of Portfolio Holdings	1,328
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$2,917

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.3%
Consumer Discretionary	13.6%
Consumer Staples	3.1%
Energy	4.1%
Financials	13.7%
Health Care	12.2%
Industrials	22.0%
Real Estate	7.1%
Technology	13.9%
Telecommunications	2.3%
Utilities	3.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007797 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and financials contributed the most to the index's return. Consumer discretionary and consumer staples detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	8.85%	7.36%	10.44%
CRSP US Small Cap Index	8.82%	7.31%	10.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 162,340,000,000
Holdings Count | Holding	1,328
Advisory Fees Paid, Amount	$ 2,917,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$162,340
Number of Portfolio Holdings	1,328
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$2,917

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.3%
Consumer Discretionary	13.6%
Consumer Staples	3.1%
Energy	4.1%
Financials	13.7%
Health Care	12.2%
Industrials	22.0%
Real Estate	7.1%
Technology	13.9%
Telecommunications	2.3%
Utilities	3.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007796 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and financials contributed the most to the index's return. Consumer discretionary and consumer staples detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	8.83%	7.34%	10.43%
CRSP US Small Cap Index	8.82%	7.31%	10.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 162,340,000,000
Holdings Count | Holding	1,328
Advisory Fees Paid, Amount	$ 2,917,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$162,340
Number of Portfolio Holdings	1,328
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$2,917

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.3%
Consumer Discretionary	13.6%
Consumer Staples	3.1%
Energy	4.1%
Financials	13.7%
Health Care	12.2%
Industrials	22.0%
Real Estate	7.1%
Technology	13.9%
Telecommunications	2.3%
Utilities	3.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007798 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Index Fund
Class Name	ETF Shares
Trading Symbol	VB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and financials contributed the most to the index's return. Consumer discretionary and consumer staples detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	8.83%	7.35%	10.43%
ETF Shares Market Price	8.87%	7.34%	10.43%
CRSP US Small Cap Index	8.82%	7.31%	10.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 162,340,000,000
Holdings Count | Holding	1,328
Advisory Fees Paid, Amount	$ 2,917,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$162,340
Number of Portfolio Holdings	1,328
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$2,917

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.3%
Consumer Discretionary	13.6%
Consumer Staples	3.1%
Energy	4.1%
Financials	13.7%
Health Care	12.2%
Industrials	22.0%
Real Estate	7.1%
Technology	13.9%
Telecommunications	2.3%
Utilities	3.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007795 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Index Fund
Class Name	Investor Shares
Trading Symbol	NAESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and financials contributed the most to the index's return. Consumer discretionary and consumer staples detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	8.70%	7.22%	10.30%
CRSP US Small Cap Index	8.82%	7.31%	10.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 162,340,000,000
Holdings Count | Holding	1,328
Advisory Fees Paid, Amount	$ 2,917,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$162,340
Number of Portfolio Holdings	1,328
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$2,917

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.3%
Consumer Discretionary	13.6%
Consumer Staples	3.1%
Energy	4.1%
Financials	13.7%
Health Care	12.2%
Industrials	22.0%
Real Estate	7.1%
Technology	13.9%
Telecommunications	2.3%
Utilities	3.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007799 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Growth Index Fund
Class Name	Investor Shares
Trading Symbol	VISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Six of the index’s 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and telecommunications contributed the most to the index's return. Consumer discretionary detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	8.30%	2.90%	10.12%
CRSP US Small Cap Growth Index	8.44%	2.99%	10.23%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 39,311,000,000
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 724,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$39,311
Number of Portfolio Holdings	558
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$724

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	3.6%
Consumer Discretionary	13.1%
Consumer Staples	2.5%
Energy	4.4%
Financials	5.7%
Health Care	17.0%
Industrials	21.7%
Real Estate	4.3%
Technology	21.9%
Telecommunications	3.8%
Utilities	1.8%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007801 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VBK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Six of the index’s 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and telecommunications contributed the most to the index's return. Consumer discretionary detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	8.43%	3.03%	10.26%
ETF Shares Market Price	8.50%	3.03%	10.27%
CRSP US Small Cap Growth Index	8.44%	2.99%	10.23%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 39,311,000,000
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 724,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$39,311
Number of Portfolio Holdings	558
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$724

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	3.6%
Consumer Discretionary	13.1%
Consumer Staples	2.5%
Energy	4.4%
Financials	5.7%
Health Care	17.0%
Industrials	21.7%
Real Estate	4.3%
Technology	21.9%
Telecommunications	3.8%
Utilities	1.8%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105304 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Growth Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Six of the index’s 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and telecommunications contributed the most to the index's return. Consumer discretionary detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	8.44%	3.02%	10.25%
CRSP US Small Cap Growth Index	8.44%	2.99%	10.23%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 39,311,000,000
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 724,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$39,311
Number of Portfolio Holdings	558
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$724

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	3.6%
Consumer Discretionary	13.1%
Consumer Staples	2.5%
Energy	4.4%
Financials	5.7%
Health Care	17.0%
Industrials	21.7%
Real Estate	4.3%
Technology	21.9%
Telecommunications	3.8%
Utilities	1.8%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007800 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Six of the index’s 11 industry sectors recorded positive returns for the 12 months. Industrials, health care, and telecommunications contributed the most to the index's return. Consumer discretionary detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	8.43%	3.03%	10.26%
CRSP US Small Cap Growth Index	8.44%	2.99%	10.23%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 39,311,000,000
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 724,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$39,311
Number of Portfolio Holdings	558
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$724

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	3.6%
Consumer Discretionary	13.1%
Consumer Staples	2.5%
Energy	4.4%
Financials	5.7%
Health Care	17.0%
Industrials	21.7%
Real Estate	4.3%
Technology	21.9%
Telecommunications	3.8%
Utilities	1.8%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007803 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, utilities, and technology contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	9.10%	10.57%	10.16%
CRSP US Small Cap Value Index	9.11%	10.58%	10.15%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 59,879,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 1,109,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$59,879
Number of Portfolio Holdings	854
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$1,109

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.0%
Consumer Staples	3.6%
Energy	3.8%
Financials	19.7%
Health Care	8.6%
Industrials	22.2%
Real Estate	9.2%
Technology	7.9%
Telecommunications	1.1%
Utilities	5.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105305 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Value Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, utilities, and technology contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	9.09%	10.56%	10.15%
CRSP US Small Cap Value Index	9.11%	10.58%	10.15%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 59,879,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 1,109,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$59,879
Number of Portfolio Holdings	854
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$1,109

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.0%
Consumer Staples	3.6%
Energy	3.8%
Financials	19.7%
Health Care	8.6%
Industrials	22.2%
Real Estate	9.2%
Technology	7.9%
Telecommunications	1.1%
Utilities	5.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007804 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Value Index Fund
Class Name	ETF Shares
Trading Symbol	VBR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, utilities, and technology contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	9.09%	10.56%	10.15%
ETF Shares Market Price	9.09%	10.54%	10.14%
CRSP US Small Cap Value Index	9.11%	10.58%	10.15%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 59,879,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 1,109,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$59,879
Number of Portfolio Holdings	854
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$1,109

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.0%
Consumer Staples	3.6%
Energy	3.8%
Financials	19.7%
Health Care	8.6%
Industrials	22.2%
Real Estate	9.2%
Technology	7.9%
Telecommunications	1.1%
Utilities	5.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007802 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Value Index Fund
Class Name	Investor Shares
Trading Symbol	VISVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, utilities, and technology contributed most to the benchmark’s return. Consumer staples, the only sector that posted a negative return, detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	8.94%	10.43%	10.01%
CRSP US Small Cap Value Index	9.11%	10.58%	10.15%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 59,879,000,000
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 1,109,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$59,879
Number of Portfolio Holdings	854
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$1,109

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.0%
Consumer Staples	3.6%
Energy	3.8%
Financials	19.7%
Health Care	8.6%
Industrials	22.2%
Real Estate	9.2%
Technology	7.9%
Telecommunications	1.1%
Utilities	5.0%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007805 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	Investor Shares
Trading Symbol	VTSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  All of the benchmark's 11 industry sectors posted positive returns. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	17.01%	12.95%	14.12%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 2,056,590,000,000
Holdings Count | Holding	3,525
Advisory Fees Paid, Amount	$ 39,803,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$2,056,590
Number of Portfolio Holdings	3,525
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$39,803

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.5%
Consumer Discretionary	13.9%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.1%
Health Care	9.8%
Industrials	12.1%
Real Estate	2.3%
Technology	38.4%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Investor Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Investor Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007808 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	ETF Shares
Trading Symbol	VTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  All of the benchmark's 11 industry sectors posted positive returns. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	17.14%	13.08%	14.25%
ETF Shares Market Price	17.10%	13.06%	14.25%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 2,056,590,000,000
Holdings Count | Holding	3,525
Advisory Fees Paid, Amount	$ 39,803,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$2,056,590
Number of Portfolio Holdings	3,525
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$39,803

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.5%
Consumer Discretionary	13.9%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.1%
Health Care	9.8%
Industrials	12.1%
Real Estate	2.3%
Technology	38.4%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007806 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  All of the benchmark's 11 industry sectors posted positive returns. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	17.12%	13.06%	14.24%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 2,056,590,000,000
Holdings Count | Holding	3,525
Advisory Fees Paid, Amount	$ 39,803,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$2,056,590
Number of Portfolio Holdings	3,525
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$39,803

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.5%
Consumer Discretionary	13.9%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.1%
Health Care	9.8%
Industrials	12.1%
Real Estate	2.3%
Technology	38.4%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007807 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	Institutional Shares
Trading Symbol	VITSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  All of the benchmark's 11 industry sectors posted positive returns. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	17.13%	13.07%	14.25%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 2,056,590,000,000
Holdings Count | Holding	3,525
Advisory Fees Paid, Amount	$ 39,803,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$2,056,590
Number of Portfolio Holdings	3,525
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$39,803

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.5%
Consumer Discretionary	13.9%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.1%
Health Care	9.8%
Industrials	12.1%
Real Estate	2.3%
Technology	38.4%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000155407 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VSMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  All of the benchmark's 11 industry sectors posted positive returns. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	17.15%	13.09%	14.26%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 2,056,590,000,000
Holdings Count | Holding	3,525
Advisory Fees Paid, Amount	$ 39,803,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$2,056,590
Number of Portfolio Holdings	3,525
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$39,803

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.5%
Consumer Discretionary	13.9%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.1%
Health Care	9.8%
Industrials	12.1%
Real Estate	2.3%
Technology	38.4%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000170276 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VSTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  All of the benchmark's 11 industry sectors posted positive returns. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 27, 2016, Through December 31, 2025
Initial Investment of $5,000,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/27/2016)
Institutional Select Shares	17.16%	13.10%	15.22%
CRSP US Total Market Index	17.15%	13.08%	15.20%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	15.17%

Performance Inception Date	Jun. 27, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 2,056,590,000,000
Holdings Count | Holding	3,525
Advisory Fees Paid, Amount	$ 39,803,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$2,056,590
Number of Portfolio Holdings	3,525
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$39,803

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.5%
Consumer Discretionary	13.9%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.1%
Health Care	9.8%
Industrials	12.1%
Real Estate	2.3%
Technology	38.4%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000105306 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Growth Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VMGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Technology, industrials, utilities, and consumer discretionary contributed most to results. Telecommunications and consumer staples detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	10.69%	6.35%	11.63%
CRSP US Mid Cap Growth Index	10.73%	6.39%	11.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 31,913,000,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 601,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$31,913
Number of Portfolio Holdings	122
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$601

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.2%
Consumer Discretionary	20.3%
Consumer Staples	0.5%
Energy	2.6%
Financials	10.3%
Health Care	10.4%
Industrials	22.9%
Real Estate	4.6%
Technology	19.9%
Telecommunications	1.7%
Utilities	5.5%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000034428 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Technology, industrials, utilities, and consumer discretionary contributed most to results. Telecommunications and consumer staples detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	10.69%	6.35%	11.63%
ETF Shares Market Price	10.72%	6.34%	11.63%
CRSP US Mid Cap Growth Index	10.73%	6.39%	11.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 31,913,000,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 601,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$31,913
Number of Portfolio Holdings	122
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$601

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.2%
Consumer Discretionary	20.3%
Consumer Staples	0.5%
Energy	2.6%
Financials	10.3%
Health Care	10.4%
Industrials	22.9%
Real Estate	4.6%
Technology	19.9%
Telecommunications	1.7%
Utilities	5.5%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000034427 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Growth Index Fund
Class Name	Investor Shares
Trading Symbol	VMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Nine of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Technology, industrials, utilities, and consumer discretionary contributed most to results. Telecommunications and consumer staples detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	10.55%	6.22%	11.50%
CRSP US Mid Cap Growth Index	10.73%	6.39%	11.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 31,913,000,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 601,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$31,913
Number of Portfolio Holdings	122
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$601

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.2%
Consumer Discretionary	20.3%
Consumer Staples	0.5%
Energy	2.6%
Financials	10.3%
Health Care	10.4%
Industrials	22.9%
Real Estate	4.6%
Technology	19.9%
Telecommunications	1.7%
Utilities	5.5%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000034429 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Value Index Fund
Class Name	Investor Shares
Trading Symbol	VMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Eight of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Consumer discretionary, technology, and financials contributed most to results. Consumer staples, real estate, and telecommunications detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	11.91%	10.57%	9.80%
CRSP US Mid Cap Value Index	12.11%	10.76%	9.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 33,195,000,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 615,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$33,195
Number of Portfolio Holdings	185
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$615

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	3.7%
Consumer Discretionary	12.0%
Consumer Staples	8.2%
Energy	9.5%
Financials	16.3%
Health Care	6.0%
Industrials	17.3%
Real Estate	6.4%
Technology	8.7%
Telecommunications	0.3%
Utilities	11.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000034430 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Value Index Fund
Class Name	ETF Shares
Trading Symbol	VOE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Eight of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Consumer discretionary, technology, and financials contributed most to results. Consumer staples, real estate, and telecommunications detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	12.05%	10.71%	9.93%
ETF Shares Market Price	12.08%	10.71%	9.94%
CRSP US Mid Cap Value Index	12.11%	10.76%	9.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 33,195,000,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 615,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$33,195
Number of Portfolio Holdings	185
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$615

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	3.7%
Consumer Discretionary	12.0%
Consumer Staples	8.2%
Energy	9.5%
Financials	16.3%
Health Care	6.0%
Industrials	17.3%
Real Estate	6.4%
Technology	8.7%
Telecommunications	0.3%
Utilities	11.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105307 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Value Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Eight of the benchmark's 11 industry sectors recorded positive returns for the 12 months. Consumer discretionary, technology, and financials contributed most to results. Consumer staples, real estate, and telecommunications detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	12.05%	10.71%	9.94%
CRSP US Mid Cap Value Index	12.11%	10.76%	9.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 33,195,000,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 615,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$33,195
Number of Portfolio Holdings	185
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$615

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	3.7%
Consumer Discretionary	12.0%
Consumer Staples	8.2%
Energy	9.5%
Financials	16.3%
Health Care	6.0%
Industrials	17.3%
Real Estate	6.4%
Technology	8.7%
Telecommunications	0.3%
Utilities	11.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.